SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use right, net and Intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Land use rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, intangible asset	50 years
Purchased software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, intangible asset	3 years
Medical license
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives, intangible asset	15 years